Financial risk management narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) Core_Banks	Dec. 31, 2016 USD ($)
Liquidity risk [member]
Disclosure of offsetting of financial assets [line items]
Commercial Papers Programme	$ 5,000
Revolving credit facility	$ 5,000
Number of banks | Core_Banks	21
Credit facility maturity date	maturing in 2022
Description of strategy for managing liquidity risk	Statoil raises debt in all major capital markets (USA, Europe and Asia) for long-term funding purposes. The policy is to have a smooth maturity profile with repayments not exceeding 5% of capital employed in any year for the nearest five years.
Maximum Percentage Of Repayment Of Long Term Funding	5.00%
Maturity Profile Of Debt Funding Repayment	5 years
Non-current liabilities weighted average maturity	9 years
Credit risk [member]
Disclosure of offsetting of financial assets [line items]
Cash held as collateral	$ 704	$ 571
Liabilities not offsetting under netting arrangements	706	817
Trade receivables offset under netting arrangements	$ 502	$ 364
Trade and other receivables [member] | Credit risk [member]
Disclosure of offsetting of financial assets [line items]
Percentage of overdue trade and other receivables for 30 days and more	2.00%